Average Annual Total Returns - Intermediate Bond Fund	Intermediate Bond Fund 1 YR	Intermediate Bond Fund Since Inception May 1, 2019	Intermediate Bond Fund Returns after taxes on distributions 1 YR	Intermediate Bond Fund Returns after taxes on distributions Since Inception May 1, 2019	Intermediate Bond Fund Returns after taxes on distributions and sale of fund shares 1 YR	Intermediate Bond Fund Returns after taxes on distributions and sale of fund shares Since Inception May 1, 2019	Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes) 1 YR	Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes) Since Inception May 1, 2019
Total	8.70%	8.04%	7.37%	6.72%	5.13%	5.59%	7.51%	7.89%